Borrowings - Promissory Note (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 19, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 19, 2023 EUR (€)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Face value			$ 36,800	$ 25,351,000		$ 29,030	$ 20,351,000
Year-end exchange rate						0.6630	0.6630	0.6889
Embedded derivative	$ 5,500,000			1,000,000.0			$ 192,000	$ 32,000
Price per share | $ / shares	$ 11.99	$ 5.19
Unrealised gain		$ 4,500,000
Promissory Note - EDF
Disclosure of detailed information about borrowings [line items]
Embedded derivative				950,000
Promissory Note - EDF | EDF Australia Pacific Pty Ltd
Disclosure of detailed information about borrowings [line items]
Total Face value	$ 10,831,953				€ 10,000,000
Interest rate	3.00%				3.00%
Term	5 years
Debt maturity extension term	2 years
Year-end exchange rate	10.20				10.20
Debt maturity term, along with extension term	7 years
Embedded derivative				$ 950,000
Promissory Note - EDF | EDF Australia Pacific Pty Ltd | Minimum
Disclosure of detailed information about borrowings [line items]
Amount of exchangeable borrowings	$ 2,000,000
Promissory Note - EDF | EDF Australia Pacific Pty Ltd | Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of equity contribution	75.00%
Promissory Note - EDF | EDF Australia Pacific Pty Ltd | Maximum | CSP Project
Disclosure of detailed information about borrowings [line items]
Threshold amount to be invested	$ 20,000,000